Note 2 - Investments (Details) - Proceeds from Sales and Maturities of Investments in Available-for-sale (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Proceeds from Sales and Maturities of Investments in Available-for-sale [Abstract]
Proceeds from sales and maturities	$ 46,446,460	$ 94,899,207
Gross realized gains	974,260	2,613,961
Gross realized losses	$ (263,628)	$ (114,450)